Summary of Total Interest Expense Recognized (Detail) - 0.25% Convertible Senior Note Due 2022 $ in Thousands	12 Months Ended
Jun. 30, 2018 USD ($)
Debt Instrument [Line Items]
0.25% contractual coupon	$ 731
Amortization of debt discount and debt issuance costs including initial purchaser discount	10,058
Interest expense	$ 10,789